As filed with the Securities and Exchange Commission on May 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 – March 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
March 31, 2015
(Unaudited)

Managed by Steinberg Asset Management, LLC

STEINBERG SELECT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 98.2%
Consumer Discretionary - 33.1%
46,075	Aramark	$1,457,352
10,880	Charter Communications, Inc., Class A (a)	2,101,037
184,750	Hudson's Bay Co.	3,824,677
34,968	Jarden Corp. (a)	1,849,807
55,975	Liberty Global PLC, Class C (a)	2,788,115
117,325	News Corp., Class A (a)	1,878,373
48,300	Twenty-First Century Fox, Inc., Class A	1,634,472
40,855	Visteon Corp. (a)	3,938,422
		19,472,255

Energy - 13.7%
51,125	Euronav NV (a)	616,567
29,740	Golar LNG Partners LP	799,709
129,300	Golar LNG, Ltd.	4,303,104
57,225	Navigator Holdings, Ltd. (a)	1,092,997
36,425	Seadrill Partners, LLC	427,994
36,550	Superior Energy Services, Inc.	816,527
		8,056,898
Financial - 4.8%
45,338	Arch Capital Group, Ltd. (a)	2,792,821

Health Care - 22.5%
48,120	Abbott Laboratories	2,229,400
9,409	Actavis PLC (a)	2,800,306
82,375	Alere, Inc. (a)	4,028,137
13,380	Express Scripts Holding Co. (a)	1,160,983
11,870	Laboratory Corp. of America Holdings (a)	1,496,688
11,405	Thermo Fisher Scientific, Inc.	1,532,148
		13,247,662
Industrials - 11.8%
59,080	Aecom Technology Corp. (a)	1,820,846
11,285	FedEx Corp.	1,867,103
5,675	Masco Corp.	151,522
19,800	Owens Corning, Inc.	859,320
41,635	Republic Services, Inc.	1,688,716
21,500	Rexnord Corp. (a)	573,835
		6,961,342
Information Technology - 4.6%
15,600	Fidelity National Information Services, Inc.	1,061,736
98,550	Flextronics International, Ltd. (a)	1,249,121
16,830	NeuStar, Inc., Class A (a)	414,355
		2,725,212
Materials - 7.2%
69,145	Dominion Diamond Corp. (a)	1,181,688
120,025	Platform Specialty Products Corp. (a)	3,079,842
		4,261,530
Telecommunication Services - 0.5%
80,650	Cincinnati Bell, Inc. (a)	284,695

Total Common Stock (Cost $49,553,829)	57,802,415
Money Market Fund - 1.7%
1,000,856	Dreyfus Cash Management, 0.03% (b) (Cost $1,000,856)	1,000,856
Total Investments - 99.9% (Cost $50,554,685)*	$58,803,271
Other Assets & Liabilities, Net – 0.1%	66,773
Net Assets – 100.0%	$58,870,044

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,255,205
Gross Unrealized Depreciation	(2,006,619)
Net Unrealized Appreciation	$8,248,586

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$57,802,415
Level 2 - Other Significant Observable Inputs	1,000,856
Level 3 - Significant Unobservable Inputs	-
Total	$58,803,271

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	33.1%
Energy	13.7%
Financial	4.8%
Health Care	22.5%
Industrials	11.8%
Information Technology	4.6%
Materials	7.3%
Telecommunication Services	0.5%
Money Market Fund	1.7%
100.0%

See Notes to Financial Statements.	1

STEINBERG SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

	ASSETS
	Total investments, at value (Cost $50,554,685)	$58,803,271
	Receivables:
	Investment securities sold	82,668
	Dividends	33,248
	Prepaid expenses	8,797
	Total Assets	58,927,984

	LIABILITIES
	Payables:
	Fund shares redeemed	18,122
	Accrued Liabilities:
Adviser	Investment adviser fees	22,155
	Fund services fees	8,503
	Other expenses	9,160
	Total Liabilities	57,940

	NET ASSETS	$58,870,044

	COMPONENTS OF NET ASSETS
	Paid-in capital	$50,925,564
	Distributions in excess of net investment income	(45,653)
	Accumulated net realized loss	(258,378)
	Net unrealized appreciation	8,248,511
	NET ASSETS	$58,870,044
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Institutional Shares (see note 1)	5,742,238
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Institutional Shares (see note 1) (based on net assets of $58,870,044)	$10.25

See Notes to Financial Statements.	2

STEINBERG SELECT FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,291)	$193,740
Total Investment Income	193,740
Adviser
EXPENSES
Investment adviser fees	273,126
Fund services fees	90,752
Transfer agent fees:
Institutional Shares	354
Investor Shares	9
Distribution fees:
Investor Shares	3
Custodian fees	4,401
Registration fees:
Institutional Shares	7,198
Investor Shares	11,828
Professional fees	17,475
Trustees' fees and expenses	1,671
Offering costs:
Investor Shares	9,179
Miscellaneous expenses	8,694
Total Expenses	424,690
Fees waived and expenses reimbursed	(209,062)
Net Expenses	215,628

NET INVESTMENT LOSS	(21,888)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(44,722)
Foreign currency transactions	(902)
Net realized loss	(45,624)
Net change in unrealized appreciation (depreciation) on:
Investments	833,627
Foreign currency translations	(57)
Net change in unrealized appreciation (depreciation)	833,570
NET REALIZED AND UNREALIZED GAIN	787,946
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$766,058

See Notes to Financial Statements.	3

STEINBERG SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2015	#	42094	#	#	*	41912
For the Six Months Ended March 31, 2015	October 1, 2013* through September 30, 2014
OPERATIONS
Net investment income (loss)	$(21,888)	$304,292
Net realized gain (loss)	(45,624)	4,979,981
Net change in unrealized appreciation (depreciation)	833,570	510,738
Increase in Net Assets Resulting from Operations	766,058	5,795,011

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Institutional Shares	(272,352)	(79,088)
Net realized gain
Institutional Shares	(4,715,878)	(476,599)
Total Distributions to Shareholders	(4,988,230)	(555,687)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares (see note 1)	1,187,796	57,135,512
Investor Shares	100	10,310
Reinvestment of distributions:
Institutional Shares	4,361,180	465,062
Redemption of shares:
1	Institutional Shares	(2,077,250)	(3,219,801)
2	Investor Shares	(10,017)	-
Increase in Net Assets from Capital Share Transactions	3,461,809	54,391,083
Increase (Decrease) in Net Assets	(760,363)	59,630,407

NET ASSETS
Beginning of Period	59,630,407	-
End of Period (Including line (a))	$58,870,044	$59,630,407

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	117,498	5,632,799
Investor Shares	9	915
Reinvestment of distributions:
Institutional Shares	452,425	45,980
Redemption of shares:
Institutional Shares	(209,771)	(296,693)
Investor Shares	(924)	-
Increase in Shares	359,237	5,383,001

(a)	Undistributed (distributions in excess of) net investment income	$(45,653)	$248,587
*	Commencement of operations.

See Notes to Financial Statements.	4

STEINBERG SELECT FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended March 31, 2015		October 1, 2013 (a) through September 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$11.08		$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	—	(c)	0.06
Net realized and unrealized gain (loss)	0.10		1.15
Total from Investment Operations	0.10		1.21
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.05)		(0.02)
Net realized gain	(0.88)		(0.11)
Total Distributions to Shareholders	(0.93)		(0.13)
NET ASSET VALUE, End of Period	$10.25		$11.08
TOTAL RETURN	1.45	%(d)	12.26	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$58,870		$59,620
Ratios to Average Net Assets:
Net investment income (loss)	(0.08	)%(e)	0.59	%(e)
Net expenses	0.75	%(e)	0.75	%(e)
Gross expenses (f)	1.40	%(e)	1.54	%(e)
PORTFOLIO TURNOVER RATE	31	%(d)	44	%(d)

	October 1, 2014 through November 17, 2014(g)		July 17, 2014 (a) through September 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$11.07		$11.27
INVESTMENT OPERATIONS
Net investment income (b)	—		0.01
Net realized and unrealized gain (loss)		(0.21)	(0.21)
Total from Investment Operations		(0.21)	(0.20)
NET ASSET VALUE, End of Period	$10.86		$11.07
TOTAL RETURN	(13.55	)%(d)	(1.77	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$—		$10
Ratios to Average Net Assets:
Net investment income	(0.95	)%(e)	0.34	%(e)
Net expenses	1.00	%(e)	1.00	%(e)
Gross expenses (f)	1,827.45	%(e)	153.75	%(e)
PORTFOLIO TURNOVER RATE	31	%(d)	44	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	On November 17, 2014, shares were fully redeemed.

See Notes to Financial Statements.	5

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 1. Organization

The Steinberg Select Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on October 1, 2013, and July 17, 2014, respectively. As of November 17, 2014, the Investor Share class had no shares outstanding. The Fund seeks long-term capital appreciation.

On October 1, 2013, the Fund commenced operations through a contribution of assets which had been previously managed as separate accounts by the adviser.  The net assets, shares issued, cost and net unrealized appreciation on investments relating to this tax-free transaction were as follows:

Date of Contribution	Net Assets	Shares Issued	Cost of Investments	Unrealized Gain on Investments
October 1, 2013	$24,118,400	2,411,840	$17,186,358	$6,904,203

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

6

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $65,137 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations respective to each class within the Fund.

Note 3. Fees and Expenses

Investment Adviser – Steinberg Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the

7

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Fund pays the Distributor and/or any other entity as authorized by the Board a fee of 0.25% of the average daily net assets of the Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Effective January 1, 2015, each Independent Trustee’s annual retainer is $50,000 ($66,000 for the Chairman), and the Audit Committee Chairman receives an additional $6,000 annually. Effective April 1, 2015, the Vice Chairman receives an additional $6,000 annually.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses through January 31, 2016, to limit annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.75% and 1.00% for Institutional Shares and Investor Shares, respectively.  Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$147,584	$21,048	$40,430	$209,062

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement and the resulting expenses do not exceed the expense cap.  As of March 31, 2015, the amount of waived fees subject to recoupment by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
September 30, 2014	$330,363	September 30, 2017	$-
March 31, 2015	$168,632	September 30, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2015, were $16,761,441 and $17,335,409, respectively.

8

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 6. Federal Income Tax

As of September 30, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$248,587
Undistributed Long-Term Gain	4,715,827
Unrealized Appreciation	7,202,238
Total	$12,166,652

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

9

STEINBERG SELECT FUND
ADDITIONAL INFORMATION
MARCH 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 330-7085 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 330-7085 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014, through March 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	October 1, 2014	March 31, 2015	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,014.49	$3.77	0.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.19	$3.78	0.75%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

10

STEINBERG SELECT FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 330-7085 (toll free)

INVESTMENT ADVISER
Steinberg Asset Management, LLC
12 East 49th Street, Suite 1202
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

216-SAR-0315

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	May 11, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	May 11, 2015